Employee benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Employee benefits	Employee benefits
The Company operates defined benefit plans as well as defined contribution plans.

i.Defined contribution plans
The total expense relating to defined contribution plans for the year ended December 31, 2025 was €13.7 million (year ended December 31, 2024: €14.2 million, year ended December 31, 2023: €14.1 million).

ii.Defined benefit plans
The Company operates partially funded defined benefit pension plans in Germany and Austria, an unfunded defined benefit pension plan in Sweden and defined benefit indemnity arrangements in Italy and Austria. In addition, pension benefits in Switzerland are met via a contract with a collective foundation that offers a fully insured solution to provide a contribution-based cash balance retirement plan, which is classified as a defined benefit plan. In addition, an unfunded post-retirement medical plan is operated in Austria. In Germany and Italy, long term service awards are in operation and various other countries provide other employee benefits.

	December 31, 2025	December 31, 2024
	€m	€m
Net employee benefit obligations-Germany	74.6	87.6
Net employee benefit obligations-Sweden	46.0	45.5
Net employee benefit obligations-Italy	4.0	4.0
Net employee benefit obligations-Switzerland	3.8	4.3
Net employee benefit obligations-Austria	2.2	3.2
Net employee benefit obligations-total of other countries	7.8	7.5
Total net employee benefit obligations	138.4	152.1
The net obligation of €7.8 million (December 31, 2024: €7.5 million) in respect of other countries is the aggregate of a number of different types of minor schemes, each one not being considered individually material.
The amount included in the Consolidated Statement of Financial Position arising from the Company’s obligations in respect of its defined benefit retirement plans and other post-employment benefits is as follows:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2025	€m	€m	€m
Present value of unfunded employee benefit obligations	54.8	6.7	61.5
Present value of funded employee benefit obligations	191.9	—	191.9
Subtotal present value of employee benefit obligations	246.7	6.7	253.4
Fair value of plan assets	(115.0)	—	(115.0)
Recognized liability for net employee benefit obligations	131.7	6.7	138.4

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2024	€m	€m	€m
Present value of unfunded employee benefit obligations	54.4	6.5	60.9
Present value of funded employee benefit obligations	206.8	—	206.8
Subtotal present value of employee benefit obligations	261.2	6.5	267.7
Fair value of plan assets	(115.6)	—	(115.6)
Recognized liability for net employee benefit obligations	145.6	6.5	152.1
Reconciliation from the opening balances to the closing balances for the net employee benefit obligation and its components, including the amounts recognized in the Consolidated Statement of Profit or Loss and the Consolidated Statement of Comprehensive Income:

	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit obligation
	2025	2024	2025	2024	2025	2024
	€m	€m	€m	€m	€m	€m
Balance at January 1	267.7	268.3	(115.6)	(110.0)	152.1	158.3
Included in the Consolidated Statement of Profit or Loss
Current service cost	4.1	3.6	—	—	4.1	3.6
Interest cost/(income)	8.5	8.1	(3.2)	(3.4)	5.3	4.7
	12.6	11.7	(3.2)	(3.4)	9.4	8.3
Included in the Consolidated Statement of Comprehensive Income
Actuarial (gain)/loss arising from:
–financial assumptions	(17.3)	(0.3)	—	—	(17.3)	(0.3)
–experience adjustment	0.5	(1.2)	—	—	0.5	(1.2)
Loss/(gain) on plan assets, excluding interest income	—	—	0.7	(2.2)	0.7	(2.2)
Exchange adjustments	3.1	(2.2)	(0.5)	0.5	2.6	(1.7)
	(13.7)	(3.7)	0.2	(1.7)	(13.5)	(5.4)
Other
Contributions by employer	—	—	(2.8)	(2.0)	(2.8)	(2.0)
Contributions by members	0.7	0.7	—	—	0.7	0.7
Benefits paid	(13.3)	(8.3)	6.4	1.5	(6.9)	(6.8)
Other movements	(0.6)	(1.0)	—	—	(0.6)	(1.0)
	(13.2)	(8.6)	3.6	(0.5)	(9.6)	(9.1)
Balance at December 31	253.4	267.7	(115.0)	(115.6)	138.4	152.1
Current service cost is allocated between cost of sales and other operating expenses. Interest on net employee benefit obligation is disclosed in net financing costs.
The cumulative amount of actuarial gains recognized is as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
	€m	€m
Cumulative amount of actuarial gains recognized in Consolidated Statement of Comprehensive Income	64.9	48.8
The fair value of plan assets, all at quoted prices are as follows:

	December 31, 2025	December 31, 2024
	€m	€m
Equities	36.3	36.6
Debt instruments	36.2	36.0
Property	23.2	23.3
Other	19.3	19.7
Total	115.0	115.6

The following are the principal actuarial assumptions at the reporting date for the defined benefit retirement plans in Germany, Sweden, Austria, Switzerland and Italy. The remaining employee benefit plans are not considered to be material, individually and in aggregate, and therefore we do not provide disclosure of the individual actuarial assumptions for those plans:

	Defined benefit retirement plans
December 31, 2025	Germany	Sweden	Austria	Switzerland	Italy
Discount rate	4.05%	3.70%	3.99%	1.10%	3.00%
Inflation rate	2.20%	1.70%	3.00%	1.00%	2.00%
Rate of increase in salaries	3.00%	2.70%	3.00%	1.50%	3.00%
Rate of increase for pensions in payment	1.00%-2.20%	2.00%	—	—	—

	Defined benefit retirement plans
December 31, 2024	Germany	Sweden	Austria	Switzerland	Italy
Discount rate	3.60%	3.50%	3.45%	1.05%	2.80%
Inflation rate	2.20%	1.80%	5.00%	1.00%	2.00%
Rate of increase in salaries	3.00%	2.80%	5.00%	1.50%	3.00%
Rate of increase for pensions in payment	1.00%-2.20%	2.00%	—	—	—

In valuing the liabilities of the pension fund at December 31, 2025 and December 31, 2024, mortality assumptions have been made as indicated below. The assumptions relating to longevity underlying the pension liabilities at the financial year end date are based on standard actuarial mortality tables and include an allowance for future improvements in longevity. The assumptions are based on the following mortality tables:
•Germany: Richttafeln 2018 G
•Sweden: DUS 23
•Austria: AVÖ 2018 - P
•Switzerland: BVG 2020 GT
•Italy: RG48
These references are to the specific standard rates of mortality that are published and widely used in each country for the use of actuarial assessment of pension liabilities and take account of local current and future average life expectancy. The average life expectancy of an individual retiring at the end of the year is not a relevant assumption for Italy as all defined benefit liabilities are settled at, or before, the time of retirement.

December 31, 2025 (years)	Germany	Sweden	Austria	Switzerland	Italy
Retiring at the end of the year:
Male	21	22	26	22	N/A
Female	25	24	28	24	N/A

December 31, 2024 (years)	Germany	Sweden	Austria	Switzerland	Italy
Retiring at the end of the year:
Male	21	22	24	22	N/A
Female	25	24	26	24	N/A
The history of experience adjustments from inception of the Company for the employee benefit plans is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	€m	€m	€m
Present value of defined benefit obligations	246.7	261.2	261.9
Fair value of plan assets	(115.0)	(115.6)	(110.0)
Recognized liability in the scheme	131.7	145.6	151.9
Experience losses/(gains) on plan liabilities	0.5	(1.2)	9.8
Experience losses/(gains) on plan assets	0.7	(2.2)	0.6
Net defined benefit obligation - sensitivity analysis
The effect of a 1 percentage point movement in the most significant assumptions for the year ended December 31, 2025 is as follows:

	Increase	Decrease
	€m	€m
Discount rate	(32.1)	39.2
Inflation rate	22.4	(19.5)
Rate of increase in salaries	14.7	(12.9)
Rate of increase for pensions in payment	20.1	(15.2)
There are no deficit elimination plans for any of the defined benefit plans. Expected contributions and payments to post-employment benefit plans for the period ending December 31, 2025 are €7.7 million. The weighted average duration of the defined benefit obligations is 13.7 years.